Capital and financial risk management - Credit risk - Operating activities - Trade receivables past due (Details) - Trade receivables - Amortised cost [Member] - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Credit risk for trade receivables
Financial assets	€ 3,328	€ 3,334
Gross carrying amount
Credit risk for trade receivables
Financial assets	4,513	4,676
Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(1,185)	(1,342)
Current
Credit risk for trade receivables
Financial assets	2,398	2,288
Current | Gross carrying amount
Credit risk for trade receivables
Financial assets	2,465	2,411
Current | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(67)	(123)
30 days or less
Credit risk for trade receivables
Financial assets	535	567
30 days or less | Gross carrying amount
Credit risk for trade receivables
Financial assets	599	650
30 days or less | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(64)	(83)
Between 31 and 60 days
Credit risk for trade receivables
Financial assets	113	129
Between 31 and 60 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	163	182
Between 31 and 60 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(50)	(53)
Between 61 and 180 days
Credit risk for trade receivables
Financial assets	156	200
Between 61 and 180 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	329	390
Between 61 and 180 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(173)	(190)
Greater than 180 days
Credit risk for trade receivables
Financial assets	126	150
Greater than 180 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	957	1,043
Greater than 180 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	€ (831)	€ (893)